BUSINESS SEGMENT INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Segment revenues	$ 9,160	$ 17,872	$ 11,441
Intersegment investment advisory and other fees	886	840	778
Segment earnings (loss) from continuing operations, before income taxes	58	4,124	3,248
Total Assets	176,843	164,908
Securties segregated in a special reserve bank custody, fair value	1,551	1,280
Insurance [Member]
Segment Reporting Information [Line Items]
Segment revenues	6,443	15,140	8,511
Segment earnings (loss) from continuing operations, before income taxes	(132)	4,284	2,846
Total Assets	164,201	153,099
Investment Management [Member]
Segment Reporting Information [Line Items]
Segment revenues	2,738	2,750	2,959
Intersegment investment advisory and other fees	58	56	62
Segment earnings (loss) from continuing operations, before income taxes	190	(164)	400
Total Assets	12,647	11,811
Securties segregated in a special reserve bank custody, fair value	1,509	1,240
Consolidation Eliminations [Member]
Segment Reporting Information [Line Items]
Segment revenues	(21)	(18)	(29)
Segment earnings (loss) from continuing operations, before income taxes	0	4	2
Total Assets	$ (5)	$ (2)